Note 19 - Pension Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
19.	Pension plan

The Company has a defined benefit pension plan (the “Plan”), which was assumed in connection with a business acquired during
2016.
The Plan covers eligible employees in the Netherlands and provides old age, survivor, orphan and disability benefits. Effective
December 31, 2016,
enrollment in the Plan was frozen and
no
additional employees are entitled to join the Plan.

The Plan is covered by an insurance contract which limits the Company’s exposure to returns below a fixed discount rate. Effective
August 31, 2019,
the Company amended its insurance contract reducing its exposure to gains and losses as related to the fair value of the Plan assets and the projected benefit obligations under the Plan. The amendment constitutes a settlement under ASC
715
and the fair value of the Plan assets, and the projected benefit obligation should no
longer include the value of the insurance contracts. The Company recognized a settlement gain to net earnings associated with proportionate part of the unrecognized actuarial earnings previously included in accumulated other comprehensive income. The settlement values reducing Plan assets and projected benefit obligations along with the calculation of the settlement gains use values based upon assumptions on
July 31, 2019.

The following table details the net periodic pension cost of the Plan:

	2019	2018

Gross employer service cost	$766	$1,237
Plan participant contributions	(185)	(246)
Interest cost on service cost	15	22
Employer's service cost	596	1,013
Interest cost	424	744
Expected net return on plan assets	(395)	(689)
Other costs	113	171
Settlement gain	(1,302)	-
Total employer's pension expense	$(564)	$1,239

The following tables provide reconciliations of projected benefit obligations and plan assets (the net of which represent the Company’s funded status), as well as the funded status, of the Plan.

Change in benefit obligation:	2019	2018

Projected benefit obligation - January 1	$38,974	$42,368
Current service cost	596	1,013
Plan participant / third party contributions	185	246
Interest cost	424	744
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)	-
Settled benefits due to the purchase of annuity contracts	(319)	-
Foreign exchange	(1,177)	(2,038)
Expected projected benefit obligation, December 31	(7,111)	41,816
Actuarial loss / (gain), net of foreign exchange	8,924	(2,842)
Projected benefit obligation - December 31	$1,813	$38,974

Change in plan assets:	2019	2018

Fair value of plan assets - January 1	$37,177	$38,813
Expected net return on plan assets	395	689
Contributions
Employer	321	634
Plan participants	185	246
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)	-
Settled benefits due to the purchase of annuity contracts	(319)	-
Other costs	(113)	(171)
Foreign exchange	(1,142)	(1,853)
Expected fair value of plan assets - December 31	(9,290)	37,841
Actuarial (gain)/loss, net of foreign exchange	9,300	(664)
Fair value of plan assets - December 31	$10	$37,177

Defined benefit pension plan amounts recorded in the consolidated balance sheet are shown in the table below:

	December 31,	December 31,
	2019	2018

Present value of accumulated benefit obligation	$(701)	$(37,925)
Effect of future compensation increases	(1,113)	(1,049)
Present value of projected benefit obligation	(1,813)	(38,974)
Fair value of plan assets	10	37,177
Net liability for pension benefits	$(1,803)	$(1,797)

The following table details the amount recognized in other comprehensive income:

	2019	2018

Actuarial gain on remeasurement of projected benefit obligation	$8,902	$(2,931)
Actuarial (gain)/loss on remeasurement of fair value of assets	(9,277)	685
Settlement due to amendment of insurance contract	1,302	-
Total gain recognized in other comprehensive income	$927	$(2,246)

The assumptions used in developing the projected benefit obligation are as follows:

	December 31, 2019	July 31, 2019	December 31, 2018
Discount rate used in determining present values	1.0%	0.9%	1.9%
Annual increase in future compensation levels	1.7%	1.7%	1.8%

The assumptions used in determining net periodic cost are as follows:

	December 31, 2019	July 31, 2019	December 31, 2018
Discount rate used in determining present values	1.0%	0.9%	1.9%
Annual increase in future compensation levels	1.7%	1.7%	1.8%
Expected long-term rate of return on assets	1.0%	N/A	1.9%

The discount rate assumption used for the Plan was derived from the expected yield of Euro-denominated “AA” rated corporate bonds with durations consistent with the liabilities of the Plan.

The expected long-term rate of return on assets is based on the current level of return expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The expected return for each asset class is weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

For the year ended
December 31, 2019
the actual return on assets was
$9,673
(
2018
-
$4
) composed of an expected return on assets of
$395
(
2018
-
$689
) and an actuarial gain of
$9,277
(
2018
loss –
$685
). For the purpose of the return on assets, the settlement value was determined using the assumptions at the start of the year.

As a result of the settlement, the insurance benefits have been removed from the plan assets and the fair value of Plan assets total
$10
as at
December 31, 2019.
The Plan assets are reported at fair value and are all classified as Level
2
assets under the fair value hierarchy. Following the settlement expected pension benefit payments over the next
10
years are
nil.